Shareholder Report, Holdings (Details) - C000232072	Jun. 30, 2025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Federal Farm Credit Banks Funding Corp. 11/28/2028
Holdings [Line Items]
Percent of Net Asset Value	7.18%
Puerto Rico Housing Finance Authority 12/01/2028
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Ginnie Mae I Pool 04/15/2036
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Texas A&M University 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Fannie Mae Pool 06/01/2036
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Development Authority of Gwinnett County 09/01/2046
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Microsoft Corp. 08/08/2036
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2046
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	3.42%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	70.90%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.80%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.96%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.17%
Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	16.91%
Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.54%
US Government Sponsored Entities
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Puerto Rico Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Puerto Rico Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.01%